Schedule of liquidity risk (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 5,503,478	$ 6,560,559	$ 4,285,345
Deferred underwriting fee payable	$ 2,153,125	2,753,125
Lease liabilities		2,166,806	2,257,335
Financial liabilities		17,258,969	12,341,321
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		6,540,559	4,285,345
Deferred underwriting fee payable		2,753,125
Borrowings		5,953,741	5,579,034
Lease liabilities		192,282	185,764
Financial liabilities		15,439,707	10,050,143
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Deferred underwriting fee payable
Borrowings		112,880	376,708
Lease liabilities		256,215	329,200
Financial liabilities		369,095	705,908
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Deferred underwriting fee payable
Borrowings
Lease liabilities		1,718,309	1,742,371
Financial liabilities		$ 1,718,309	$ 1,742,371